COMMITMENTS AND CONTINCENGIES - lease term and discount rate (Details)	Oct. 31, 2021
COMMITMENTS AND CONTINCENGIES
Weighted average remaining lease term (in years)	1 year 8 months 23 days
Weighted average discount rate	4.75%